Touchstone Sands Capital Emerging Markets ex-China Growth ETF Investment Strategy - Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its assets in equity and equity-related securities issued by companies in “emerging” or “frontier” market countries, excluding China and Hong Kong, that the Fund's sub-adviser, Sands Capital Management, LLC (“Sands Capital”) believes have above-average potential for revenue or earnings growth. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund invests primarily in a portfolio of equity securities such as common stock, preferred stock, and depositary receipts. Emerging or frontier market companies are companies of any size that are economically tied to emerging or frontier markets. The Fund generally considers qualifying investments to be in companies that are domiciled in, organized under the laws of, or maintain their principal place of business in, an emerging or frontier market country; have securities that are principally traded in such countries; or derive at least 50% of revenues or profits from, or have at least 50% of their assets in, such countries. The Fund generally invests in a portfolio of 25 to 45 issuers selected on the basis of “bottom-up” research undertaken by Sands Capital.The Fund classifies emerging markets as those countries not included in the MSCI World Index, a developed market index. As of December 31, 2025, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The country composition of the MSCI World Index can change over time. Frontier markets are those emerging market countries that have the smallest, least mature economies and least developed capital markets. The Fund classifies frontier markets as those countries included in the MSCI Frontier Markets Index. As of December 31, 2025, the countries in the MSCI Frontier Markets Index included: Bahrain, Bangladesh, Benin, Burkina Faso, Croatia, Estonia, Guinea-Bissau, Iceland, Ivory Coast, Jordan, Kazakhstan, Kenya, Latvia, Lithuania, Mali, Mauritius, Morocco, Niger, Oman, Pakistan, Romania, Senegal, Serbia, Slovenia, Sri Lanka, Togo, Tunisia and Vietnam.Sands Capital uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Therefore, the Fund may overweight certain geographies or sectors and may underweight other geographies or sectors. Sands Capital looks for companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages, such as profitability, superior quality, or distribution relative to competitors, or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market, and business prospects.As an integral part of the evaluation of a company, Sands Capital considers corporate governance, social, and environmental factors (collectively, “ESG”) when it believes such factors may be material to the long-term shareowner value creation potential of the company. Sands Capital utilizes proprietary ESG-related research to enhance its evaluation of portfolio businesses. The relevance and materiality of ESG factors vary and are highly dependent on the region, country, industry, and company. Sands Capital’s analysis of these factors is integrated into the investment decision making process to the extent it believes they may affect a company’s value creation potential.Sands Capital incorporates ESG analysis into its investment process to ensure that all risks and opportunities materially affecting an investment’s financial outcome are considered. While Sands Capital does not rely on top-down ratings, it assesses each company individually, integrating ESG factors to the extent they impact the company’s value-creating potential. An investment in a company with poor ESG scores may still be made if other factors strongly support the case and the company is thoughtfully managing its ESG impacts. In such cases, Sands Capital actively monitors material ESG trends and engages with the company with an intent to mitigate risks and enhance opportunities.Sands Capital generally intends for the Fund’s investments to be held for an average term of three to five years, although the Fund may hold any investment for any length of time. Sands Capital generally considers selling a security when it no longer meets the investment criteria outlined above, for risk management purposes, or if a more attractive investment opportunity presents itself.The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.